20 Financial instruments (Details 7) R$ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) Number	Dec. 31, 2020 BRL (R$) Number
Disclosure of detailed information about financial instruments [line items]
Gross nominal value | R$		R$ 2,194,059
US
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 724,000
Hedge discontinued [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	1,617,372
Gross nominal value | R$		R$ 3,197,383
Hedge discontinued [member] | US | Third to fourth quarter 2021 [member] | Braskem idsea [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 380,000
Conversion rate at inception	2.0017	2.0017
Closing rate	3.9786	3.9786
Gross nominal value | R$		R$ 751,222
Hedge discontinued [member] | US | First to fourth quarter 2022 [member] | Braskem idsea [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 719,000
Conversion rate at inception	2.0017	2.0017
Closing rate	3.9786	3.9786
Gross nominal value | R$		R$ 1,421,391
Hedge discontinued [member] | US | First to third quarter 2023 [member] | Braskem idsea [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 518,372
Conversion rate at inception	2.0017	2.0017
Closing rate	3.9786	3.9786
Gross nominal value | R$		R$ 1,024,770